Leases	12 Months Ended
Feb. 02, 2014
Leases [Abstract]
Leases

Note 9: Leases

We lease certain property and equipment under various non-cancelable operating leases. Some of the leases include options for renewal or extension on various terms. Most of the leases require us to pay property taxes, insurance and maintenance of the leased assets. Certain leases also have provisions for additional contingent rentals based on revenues. For fiscal 2013, rent expense for operating leases was $54,450, including contingent rentals of $2,858. For fiscal 2012, rent expense for operating leases was $50,561, including contingent rentals of $2,620. For fiscal 2011, rent expense for operating leases was $47,342, including contingent rentals of $2,310. At February 2, 2014 future minimum lease payments, including any periods covered by renewal options we are reasonably assured of exercising (including the sale/leaseback transactions described below), are:

2014	2015	2016	2017	2018	THEREAFTER	TOTAL
$57,024	$56,068	$54,947	$53,125	$49,603	$284,780	$555,547

At February 2, 2014, we also had lease commitments on equipment as follows:

2014	2015	2016	2017	2018	THEREAFTER	TOTAL
$797	$606	$167	$14	$—	$—	$1,584

We have signed operating lease agreements for our stores located in Westchester, California and Vernon Hills, Illinois which opened in February and March 2014 respectively, and a future site in Panama City Beach, Florida which is expected to open in the second quarter of fiscal 2014. The landlord has fulfilled the obligations to commit us to the lease terms under these agreements and therefore, the future obligations related to these locations are included in the table above. Lease obligations related to the Company’s location in Kensington/Bethesda, Maryland have also been included in the table above. See Note 13, “Subsequent events” to our Consolidated Financial Statements for a description of events pertaining to the Kensington/Bethesda, Maryland location.

As of February 2, 2014 we currently have signed eleven additional lease agreements for future sites. Our commitments under these agreements are contingent upon among other things, the landlord’s delivery of access to the premises for construction. Future obligations related to these agreements are not included in the table above. Subsequent to February 2, 2014, future sites in Los Angeles, CA and Manchester, CT were delivered by their respective landlords resulting in future commitments of approximately $38,000.

During 2000 and 2001, we completed the sale/leaseback of three stores and the corporate headquarters. Cash proceeds of $24,774 were received along with twenty-year notes aggregating $6,750. The notes bear interest of 7% to 7.5%. At the end of fiscal years 2013 and 2012, the aggregate balance of the notes receivable due from the lessors under the sale/leaseback agreements was $2,936 and $3,201, respectively. Future minimum principal and interest payments due to us under these notes are as follows:

2014	2015	2016	2017	2018	THEREAFTER	TOTAL
$489	$489	$489	$489	$489	$1,424	$3,869